GOODWILL (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Change in the net carrying amount of goodwill
Goodwill at beginning of period	₽ 34,281	₽ 33,685
Goodwill at end of period	39,107	34,281
Russia Convergent
Change in the net carrying amount of goodwill
Goodwill at beginning of period	28,781	28,800
Goodwill at end of period	30,658	28,781
Moscow fixed line
Change in the net carrying amount of goodwill
Goodwill at beginning of period	1,164	1,083
Goodwill at end of period	1,377	1,164
Ukraine
Change in the net carrying amount of goodwill
Goodwill at beginning of period	87	95
Goodwill at end of period	106	87
Other
Change in the net carrying amount of goodwill
Goodwill at beginning of period	4,249	3,707
Goodwill at end of period	6,966	4,249
Gross amount
Change in the net carrying amount of goodwill
Goodwill at beginning of period	39,263	38,667
Acquisitions (Note 5)	4,602	794
Impairment (Note 22)	(524)
Currency translation adjustment	748	(198)
Goodwill at end of period	44,613	39,263
Gross amount | Russia Convergent
Change in the net carrying amount of goodwill
Goodwill at beginning of period	30,247	30,266
Acquisitions (Note 5)	1,877	62
Reclassification		(81)
Goodwill at end of period	32,124	30,247
Gross amount | Moscow fixed line
Change in the net carrying amount of goodwill
Goodwill at beginning of period	1,164	1,083
Acquisitions (Note 5)	213
Reclassification		81
Goodwill at end of period	1,377	1,164
Gross amount | Ukraine
Change in the net carrying amount of goodwill
Goodwill at beginning of period	87	95
Currency translation adjustment	19	(8)
Goodwill at end of period	106	87
Gross amount | Other
Change in the net carrying amount of goodwill
Goodwill at beginning of period	7,765	7,223
Acquisitions (Note 5)	2,512	732
Impairment (Note 22)	(524)
Currency translation adjustment	729	(190)
Goodwill at end of period	11,006	7,765
Accumulated impairment
Change in the net carrying amount of goodwill
Goodwill at beginning of period	(4,982)	(4,982)
Goodwill at end of period	(5,506)	(4,982)
Accumulated impairment | Russia Convergent
Change in the net carrying amount of goodwill
Goodwill at beginning of period	(1,466)	(1,466)
Goodwill at end of period	(1,466)	(1,466)
Accumulated impairment | Other
Change in the net carrying amount of goodwill
Goodwill at beginning of period	(3,516)	(3,516)
Goodwill at end of period	₽ (4,040)	₽ (3,516)